Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 4,506,300	$ 3,524,308	$ 11,367,034
Short-term investments	3,102,240	4,140,880
Equity investments			3,118
Prepaid expenses and other current assets	120,288	15,970	135,894
Note receivable, including interest receivable of $9,600 and $6,010 at December 31, 2023 and 2022, respectively			66,010
Total Current Assets	7,728,828	7,681,158	11,572,056
Prepaid expenses and other assets - non-current	62,064	64,983	70,821
LONG-TERM ASSETS:
Intangible assets, net	247,400
Total Long-Term Assets	309,464	64,983
Total Assets	8,038,292	7,746,141	11,642,877
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,250,777	703,488	364,216
Deferred revenue - current portion	72,102	72,102	72,102
Total Current Liabilities	1,322,879	775,590	436,318
LONG TERM LIABILITIES:
Deferred revenue - long-term portion	757,629	793,680	865,782
Total Long Term Liabilities	757,629	793,680	865,782
Total Liabilities	2,080,508	1,569,270	1,302,100
Commitment and Contingencies (see Note 8)
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized: none designated as of June 30, 2024 and December 31, 2023
Common stock, value	408	316	316
Additional paid-in capital	19,198,841	17,525,714	17,511,589
Treasury stock, at cost	(644,234)	(471,121)
Accumulated other comprehensive income (loss)	8,026	(6,227)
Accumulated deficit	(12,605,257)	(10,871,811)	(7,171,128)
Total Stockholders’ Equity	5,957,784	6,176,871	10,340,777
Total Liabilities and Stockholders’ Equity	$ 8,038,292	$ 7,746,141	$ 11,642,877